Summary of Significant Accounting Policies (Details) - Schedule of disclosed in the following tables for all impacted financial statement line items in prior periods presented (Parentheticals)	12 Months Ended
Dec. 31, 2021 $ / shares shares
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss per share of common stock, diluted | $ / shares	$ (0.24)
Weighted average common shares outstanding, diluted | shares	20,389,634
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss per share of common stock, diluted | $ / shares	$ (0.14)
Weighted average common shares outstanding, diluted | shares
As Revised [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss per share of common stock, diluted | $ / shares	$ (0.38)
Weighted average common shares outstanding, diluted | shares	20,389,634